Note 7 - Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Taxes

Note 7 — Income Taxes

Accounting Policies

Income tax expense comprises current tax and deferred tax.

Current tax is based on taxable profit for the period and is measured using tax rates and laws enacted or substantively enacted at the reporting date in the jurisdictions in which Opera operates. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Opera measures its tax balances based on either the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred tax is recognized using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is measured using tax rates enacted or substantially enacted at the reporting date and reflects the expected manner of realization or settlement of the underlying items.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences, unused tax losses or tax credits can be utilized. Where an entity has a history of recent losses, deferred tax assets are recognized only to the extent of sufficient taxable temporary differences or other convincing evidence that sufficient taxable profit will be available.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities that intend to settle current tax balances on a net basis or realize the assets and settle the liabilities simultaneously.

Tax deductions from equity-settled share-awards are based on the fair value of the underlying shares at the date of exercise. For awards not yet exercised, the estimated future tax deduction is based on the share price at the reporting date. Any excess of the actual or estimated tax deduction over the related cumulative share-based compensation expense, determined on a grant-by-grant basis, is recognized directly in equity and presented within the cost of equity awards in the Statement of Changes in Equity.

Pillar Two Rules

The OECD’s Pillar Two model rules establish a global minimum tax framework designed to ensure that multinational enterprise groups with consolidated annual revenues of at least €750 million are subject to a minimum effective tax rate of 15% in each jurisdiction in which they operate. Opera is within the scope of the Pillar Two rules because its parent company, Kunlun, meets this revenue threshold.

The Pillar Two framework includes (i) the Income Inclusion Rule (“IIR”), under which a parent entity may be required to pay a top-up tax on low-taxed income of group entities, (ii) the Undertaxed Profits Rule (“UTPR”), which acts as a backstop where the IIR does not apply, and (iii) the Qualified Domestic Minimum Top-up Tax (“QDMTT”), which allows jurisdictions to impose a domestic top-up tax on in-scope entities. Primary responsibility for any top-up tax under the IIR rests with Opera’s immediate parent in Hong Kong, which adopted the IIR and QDMTT with effect from the 2025 fiscal year. In addition, certain jurisdictions in which Opera operates have implemented QDMTT regimes.

Opera has material operations in Norway, Ireland, Singapore, Poland, Sweden, Nigeria, China and Brazil. As of December 31, 2025, Pillar Two legislation had been enacted in all of these jurisdictions except Nigeria and China. For the year ended December 31, 2025, Opera’s effective tax rate exceeded the 15% minimum rate in all jurisdictions except Ireland and Brazil. In those jurisdictions, domestic top-up taxes of $0.9 million in aggregate were recognized as current income tax expense.

In accordance with IAS 12, Opera has applied the mandatory temporary exception from recognizing and disclosing deferred tax assets and liabilities related to Pillar Two income taxes.

Income Tax Expense

The table below presents the components of the income tax expense (in thousands):

	Year Ended December 31,
	2023	2024	2025
Current income taxes	$(7,227)	$(10,757)	$(18,950)
Deferred income taxes	531	(6,884)	2,016
Income tax expense	$(6,697)	$(17,642)	$(16,934)

Opera Limited, the Parent of the Group, is incorporated in the Cayman Islands, which does not levy corporate income tax. As Opera is headquartered in Norway and a significant portion of its taxable income is generated by Opera Norway AS, a Norwegian subsidiary, the reconciliation below compares income tax expense calculated at the Norwegian statutory corporate income tax rate of 22% with Opera’s reported income tax expense (in thousands, except for percentages):

	Year Ended December 31,
	2023		2024		2025
	Amount	Effective Tax Rate (1)	Amount	Effective Tax Rate (1)	Amount	Effective Tax Rate (1)
Income before income taxes	$159,997		$98,412		$125,216
Tax using the Norwegian tax rate of 22%	(35,199)	22.0%	(21,651)	22.0%	(27,548)	22.0%
Differences between computed tax rate and effective tax rate due to:
Different tax rates of subsidiaries operating in other jurisdictions	5,346	(3.3)	7,945	(8.1)	8,738	(7.0)
Pillar Two top-up taxes	—	—	—	—	(939)	0.8
Changes in tax rates	(64)	—	2	—	(8)	—
Non-deductible expenses	(4,588)	2.9	(3,861)	3.9	(4,831)	3.9
Tax-exempt income	23,149	(14.5)	2,986	(3.0)	8,399	(6.7)
Foreign withholding taxes	270	(0.2)	(138)	0.1	(7)	—
Recognition and derecognition of deferred tax assets	4,848	(3.0)	(1,554)	1.6	482	(0.4)
Changes in estimates related to prior years	(67)	—	48	—	(503)	0.4
Movements in exchange rates	(391)	0.2	(1,419)	1.4	(718)	0.6
Income tax expense at effective tax rate	$(6,697)	4.2%	$(17,642)	17.9%	$(16,934)	13.5%

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(1)
Percentages have been rounded for presentation purposes and may differ from unrounded results.

Deferred Tax Assets and Liabilities

The following table shows a reconciliation of deferred taxes by type of temporary differences (in thousands):

	Property and Equipment	Intangible Assets	Trade Receivables	Equity Awards	Intra-group Interest Expenses Carried Forward	Tax Losses Carried Forward	Other	Total
Net deferred tax asset (liability) as of January 1, 2024	$(38)	$(19,978)	$367	$4,094	$7,648	$5,247	$979	$(1,679)
Income (expense) recognized in the Statement of Operations	(1,188)	568	(346)	(401)	(1,497)	(4,081)	61	(6,884)
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(55)	(55)
Deferred tax benefit recognized in equity	—	—	—	993	—	—	—	993
Net deferred tax asset (liability) as of December 31, 2024	(1,226)	(19,410)	21	4,686	6,151	1,166	985	(7,626)
Income (expense) recognized in the Statement of Operations	(644)	568	(25)	2,133	(864)	587	262	2,016
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	88	88
Deferred tax benefit recognized in equity	—	—	—	(2,105)	—	—	—	(2,105)
Net deferred tax asset (liability) as of December 31, 2025	$(1,870)	$(18,842)	$(4)	$4,714	$5,287	$1,753	$1,335	$(7,627)

The net deferred tax liability related to intangible assets was initially recognized as part of the purchase price allocation in the 2016 acquisition of Opera Norway AS and its subsidiaries, arising from temporary differences between the fair values and tax bases of the acquired assets. As of December 31, 2025, the deferred tax liability related to the Opera brand, a trademark with indefinite useful life, amounted to $15.5 million, whereas the deferred tax liability related to customer-related assets, which are amortized, amounted to $3.3 million. As these intangible assets are amortized or impaired, their carrying amounts decrease, which reduces the underlying temporary differences. This results in a proportional reversal of the related deferred tax liabilities, recognized as a deferred tax benefit in the Statement of Operations. See Note 10 for more information on these intangible assets.

Opera has recognized deferred tax assets related to intra-group interest expenses that are carried forward due to limitations under Norwegian tax rules on annual interest deductibility. Such amounts may be carried forward for up to ten years. Deferred tax assets have also been recognized for tax losses that may be carried forward indefinitely. Recognition of these deferred tax assets is based on an assessment that it is probable that sufficient future taxable profits will be available. This assessment is supported by business forecasts.

In 2024, a deferred tax asset of $1.0 million was recognized with a corresponding credit directly to equity, representing the excess of estimated future tax deductions over the cumulative share-based compensation expense. In 2025, a $2.1 million reduction of this deferred tax assets was charged directly to equity.

After offsetting deferred tax assets and liabilities within the same tax jurisdiction, the following amounts are presented in the Statement of Financial Position (in thousands):

	As of December 31,
	2024	2025
Deferred tax assets	$1,063	$1,585
Deferred tax liabilities	$8,689	$9,212